Non-controlling interest (Schedule of Non-controlling Interest Changes) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Non-controlling interest [Abstract]
Balance at beginning of year	$ 24,800	$ (323,369)
Share of profits and losses for the year	(105)	(3,949)	$ (206,417)
Share of translation effects of foreign subsidiaries	11,315	352,118
Balance at the end of the year	$ 36,010	$ 24,800	$ (323,369)